Shareholder Report, Line Graph (Details) 196028_McElhenny Sheffield Managed Risk ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 16, 2021	Oct. 31, 2025
McElhenny Sheffield Managed Risk ETF
Account Value [Line Items]
Line Graph and Table Measure Name					McElhenny Sheffield Managed Risk ETF NAV
Accumulated Value	$ 12,089	$ 9,573	$ 8,590	$ 10,000	$ 14,781
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	12,707	9,207	8,359	10,000	$ 15,433
60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index
Accumulated Value	$ 11,336	$ 8,965	$ 8,437	$ 10,000	$ 13,069